UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2001



                         GENESIS ASSET MANAGERS LIMITED
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Name of Institutional Investment Manager


P O Box 475, Harbor Court, Les Amballes, St Peter Port, Guernsey,Channel Islands
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Paul Greatbatch                   Director                       020 7201 7200
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Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Paul Greatbatch
-------------------------------
London, UK
11/08/01


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

REPORT SUMMARY:

Number of Other Included Managers: (1)One
                                  --------
Form 13F Information Table Entry Total: 26
                                       ----
Form 13F Information Table Value Total: $496,983,144
                                       --------------

CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13-F
                                                                    AS OF 09/30/01



                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                             ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER            TITLE OF   CUSIP     FAIR MARKET SHARES OR a) SOLE     c) NONE        a)SOLE b)SHARED AS c)SHARED
                                    CLASS     NUMBER     VALUE ($)  PRINCIPAL       (b)SHARED                    DEFINED BY    OTHER
                                                         (X 1000)    AMOUNT                                      INSTR. V
        ---------------             ------ ------------  ---------   -------- ---------------------- ------- -----------------------
Ashanti Goldfields GDS                GDS   US0437432026   28980    8279972    SOLE                 1      Sole
Banco Latino America de Export        CL E  PAP169941328   34468    1186515    SOLE                 1      Sole
Coca-Cola Femsa ADR                   ADR   US1912411089   27433    1388991    SOLE                 1      Sole
Companhia Brasileira De Distribuicao  ADR   US20440T2015   23481    1878479    SOLE                 1      Sole
Distribucion y Servicios (D&S) ADR    ADR   US2547531069   17392    1552850    SOLE                 1      Sole
Embotelladora Andina ADR Rep.A        ADR   US29081P204    13672    1328655    SOLE                 1      Sole
Embotelladora Andina ADS Rep.B        ADS   US29081P3038   17843    2124200    SOLE                 1      Sole
Femsa ADS                             ADS   US3444191064   58586    2057804    SOLE                 1      Sole
Grupo Iusacell ADR                    ADR   US40050B1008    5598    2488019    SOLE                 1      Sole
Gulf Indonesia Resources Limited      COM   CA4022841031   25981    2986362    SOLE                 1      Sole
Korea Telecom Corp ADR                ADR   US50063P1030   15414    1248139    SOLE                 1      Sole
Matav ADS                             ADS   US5597761098   31457    2328414    SOLE                 1      Sole
Millicom Int'l.                       COM   LU0038705702   15480    1460334    SOLE                 1      Sole
Minera Buenaventura S.A.A. ADS        ADS   US2044481040   21860    1009700    SOLE                 1      Sole
Mobile Telesystems ADR                ADR   US6074091090   11056     450515    SOLE                 1      Sole
OTE ADR                               ADR   US4233253073    1876     236000    SOLE                 1      Sole
Panamerican Beverages Inc.            CA L  PAP748231084   24925    1479251    SOLE                 1      Sole
Provida ADR                           ADR   US00709P1084   18011     741200    SOLE                 1      Sole
Quilmes Industrial ADR                ADR   US74838Y2072   16897    1469279    SOLE                 1      Sole
Quinenco ADS                          ADS   US7487181031   18928    3154639    SOLE                 1      Sole
Santa Isabel ADR                      ADR   US8022331065     579     165000    SOLE                 1      Sole
Taiwan Semiconductor ADR              ADR   US8740391003    2656     279860    SOLE                 1      Sole
Telebras ADR                          ADR   US8792871001       1      38000    SOLE                 1      Sole
Telefonos de Mexico ADS (series L)    ADS   US8794037809   45820    1419013    SOLE                 1      Sole
Turkcell Iletisim Hizmet ADR          ADR   US9001112047    4028    5231718    SOLE                 1      Sole
Videsh Sanchar ADR Rep 1/2 SHS INR10  ADR   US92659G6008   14562    1536033    SOLE                 1      Sole

                                                 TOTAL    496983



REPORT SUMMARY             26 DATA RECORDS                       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


